Reserves (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Reserves
	Capital reserve	Share premium	Surplus reserves	Other reserves	Exchange reserve	Retained earnings	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
	(Note (i))		(Note (iii))	(Note (ii))
Balance as of January 1, 2015, as previously reported	17,064	10,746	69,072	384	(941)	111,926	208,251
Adjusted for the Eighth Acquisition (Note 1)	10	—	—	—	—	25	35

Balance as of January 1, 2015, as restated	17,074	10,746	69,072	384	(941)	111,951	208,286
Total comprehensive income for the year, as restated	—	—	—	492	129	20,058	20,679
Acquisition of non-controlling interests	(1)	—	—	—	—	—	(1)
Contribution from non-controlling interests	87	—	—	—	—	—	87
Dividends (Note 27)	—	—	—	—	—	(6,160)	(6,160)
Appropriations (Note (iii))	—	—	1,901	—	—	(1,901)	—

Balance as of December 31, 2015, as restated	17,160	10,746	70,973	876	(812)	123,948	222,891
Total comprehensive income for the year, as restated	—	—	—	(165)	190	18,018	18,043
Dividends (Note 27)	—	—	—	—	—	(6,489)	(6,489)
Appropriations (Note (iii))	—	—	1,638	—	—	(1,638)	—

Balance as of December 31, 2016, as restated	17,160	10,746	72,611	711	(622)	133,839	234,445
Total comprehensive income for the year	—	—	—	(293)	(259)	18,617	18,065
Acquisition of the Eighth Acquired Group (Note 1)	(80)	—	—	—	—	(7)	(87)
Acquisition of non-controlling interests	46	—	—	—	—	—	46
Dividends (Note 27)	—	—	—	—	—	(7,530)	(7,530)
Appropriations (Note (iii))	—	—	1,686	—	—	(1,686)	—
Others	—	—	—	(4)	—	—	(4)

Balance as of December 31, 2017	17,126	10,746	74,297	414	(881)	143,233	244,935

Notes:

(i)	Capital reserve of the Group mainly represents the sum of (a) the difference between the carrying amount of the Company’s net assets and the par value of the Company’s shares issued upon its formation; (b) the difference between the consideration paid by the Group for the entities acquired, other than the Fifth Acquired Group, from China Telecommunications Corporation, which were accounted for as equity transactions as disclosed in Note 1, and the historical carrying amount of the net assets of these acquired entities; and (c) the difference between the consolidation paid by the Group for the acquisition of non-controlling interests and the historical carrying amount of the non-controlling interests acquired.

The difference between the consideration paid by the Group and the historical carrying amount of the net assets of the Fifth Acquisition was recorded as a deduction of retained earnings.

Capital reserve of the Company represents the difference between the carrying amount of the Company’s net assets and the par value of the Company’s shares issued upon its formation.

(ii)	Other reserves of the Group represent primarily the change in the fair value of available-for-sale equity securities and the deferred tax liabilities recognized due to the change in fair value of available-for-sale equity securities.
(iii)	The surplus reserves consist of statutory surplus reserve and discretionary surplus reserve.

According to the Company’s Articles of Association, the Company is required to transfer 10% of its net profit, as determined in accordance with the lower of the amount determined under the PRC Accounting Standards for Business Enterprises and the amount determined under IFRS, to the statutory surplus reserve until such reserve balance reaches 50% of the registered capital. The transfer to this reserve must be made before distribution of any dividend to shareholders. For the year ended December 31, 2017, the net profit of the Company determined in accordance with the PRC Accounting Standards for Business Enterprises and IFRS are the same. For the year ended December 31, 2017, the Company transferred RMB1,686, being 10% of the year’s net profit, to this reserve. For the year ended December 31, 2016, the Company transferred RMB1,638, being 10% of the year’s net profit determined in accordance with the IFRS. As of December 31, 2016 and 2017, the amount of statutory surplus reserve was RMB26,532 and RMB28,218 respectively.

The Company did not transfer any discretionary surplus reserve for the years ended December 31, 2016 and 2017. As of December 31, 2016 and 2017, the amount of discretionary surplus reserve was RMB46,079.

The statutory and discretionary surplus reserves are non-distributable other than in liquidation and can be used to make good of previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholdings or by increasing the par value of the shares currently held by them, provided that the remaining statutory surplus reserve balance after such issue is not less than 25% of the registered capital.

(iv)	According to the Company’s Articles of Association, the amount of retained earnings available for distribution to shareholders of the Company is the lower of the amount of the Company’s retained earnings determined in accordance with the PRC Accounting Standards for Business Enterprises and the amount determined in accordance with IFRS. As of December 31, 2016 and 2017, the amount of retained earnings available for distribution was RMB112,631 and RMB120,270 respectively, being the amount determined in accordance with IFRS. Final dividend of approximately RMB7,518 in respect of the financial year 2017 proposed after the end of the reporting period has not been recognized as a liability in the consolidated financial statements at the end of the reporting period (Note 27).